UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30,2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  OCTOBER 6, 2010


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:       $102,316
                                              (x thousand)

List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ABBOTT LABORATORIES            COM              002824100     2987    57185 SH       DEFINED                     0        0    57185
ADVANCED AUTO PARTS INC        COM              00751Y106     1383    23570 SH       DEFINED                     0        0    23570
AGILENT TECHNOLOGIES INC       COM              00846U101     3389   101550 SH       DEFINED                     0        0   101550
ALEXION PHARMACUETICALS INC    COM              015351109     1517    23570 SH       DEFINED                     0        0    23570
ALLERGAN INC                   COM              018490102     2859    42975 SH       DEFINED                     0        0    42975
AMTRUST FINANCIAL SERVICES     COM              032359309      818    56320 SH       DEFINED                     0        0    56320
AUTONATION INC                 COM              05329W102     1166    50160 SH       DEFINED                     0        0    50160
BALDOR ELECTRIC CO             COM              057741100     1459    36110 SH       DEFINED                     0        0    36110
BEST BUY INC                   COM              086516101     2887    70720 SH       DEFINED                     0        0    70720
BIO-REFERENCE LABS, INC.       COM              09057G602     1504    72100 SH       DEFINED                     0        0    72100
BROADCOM CORPORATION           COM              111320107     2949    83335 SH       DEFINED                     0        0    83335
CH ROBINSON WORLDWIDE INC      COM              12541W209     2510    35900 SH       DEFINED                     0        0    35900
CATALYST HEALTH SOLUTIONS INC  COM              14888B103     1692    48060 SH       DEFINED                     0        0    48060
CIRRUS LOGIC INC               COM              172755100     1235    69250 SH       DEFINED                     0        0    69250
COACH INC                      COM              189754104     2938    68380 SH       DEFINED                     0        0    68380
DARDEN RESTAURANTS INC         COM              237194105     1287    30095 SH       DEFINED                     0        0    30095
DAVITA INC                     COM              23918K108     3143    45535 SH       DEFINED                     0        0    45535
DOLLAR TREE INC                COM              256746108     1834    37620 SH       DEFINED                     0        0    37620
ECOLAB INC                     COM              278865100     3190    62870 SH       DEFINED                     0        0    62870
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     1968    59220 SH       DEFINED                     0        0    59220
FMC CORP (NEW)                 COM              302491303     1475    21560 SH       DEFINED                     0        0    21560
GRACO INC                      COM              384109104     1428    45000 SH       DEFINED                     0        0    45000
GRAINGER W W INC               COM              384802104     2535    21285 SH       DEFINED                     0        0    21285
HEALTHSOUTH CORP NEW           COM              421924309      864    45000 SH       DEFINED                     0        0    45000
HIBBETT SPORTS INC             COM              428567101     1351    54160 SH       DEFINED                     0        0    54160
HOLLY CORP                        COM PAR $0.01 435758305     1442    50160 SH       DEFINED                     0        0    50160
IDEX CORP                      COM              45167R104     1461    41130 SH       DEFINED                     0        0    41130
IDEXX LABORATORIES INC         COM              45168D104     1443    23380 SH       DEFINED                     0        0    23380
JOS A BANK CLOTHIERS INC       COM              480838101     1732    40650 SH       DEFINED                     0        0    40650
MCDONALDS CORP                 COM              580135101     4504    60445 SH       DEFINED                     0        0    60445
MICROSOFT CORP                 COM              594918104     2594   105940 SH       DEFINED                     0        0   105940
MICROCHIP TECHNOLOGY INC       COM              595017104     1451    46140 SH       DEFINED                     0        0    46140
99 CENTS ONLY STORES           COM              65440K106     1781    94320 SH       DEFINED                     0        0    94320
NOVELLUS SYSTEMS INC           COM              670008101     1360    51160 SH       DEFINED                     0        0    51160
OXFORD INDUSTRIES              COM              691497309     1027    43200 SH       DEFINED                     0        0    43200
PANERA BREAD COMP CL A         COM              69840W108     1511    17050 SH       DEFINED                     0        0    17050
PEPSICO INC                    COM              713448108     2939    44235 SH       DEFINED                     0        0    44235
PERKIN ELMER INC               COM              714046109     1416    61180 SH       DEFINED                     0        0    61180
PIER 1 IMPORTS INC             COM              720279108     1636   199700 SH       DEFINED                     0        0   199700
SRA INTERNATIONAL INC          COM              78464R105     1326    67230 SH       DEFINED                     0        0    67230
STARBUCKS CORPORATION          COM              855244109     2915   114100 SH       DEFINED                     0        0   114100
SYSCO CORP                     COM              871829107     2900   101690 SH       DEFINED                     0        0   101690
TJX COS INC NEW                COM              872540109     2741    61415 SH       DEFINED                     0        0    61415
3M CO                          COM              88579Y101     2114    24385 SH       DEFINED                     0        0    24385
UNUM GROUP                     COM              91529Y106     3378   152520 SH       DEFINED                     0        0   152520
VALSPAR CORP                   COM              920355104     1374    43140 SH       DEFINED                     0        0    43140
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     3086    51005 SH       DEFINED                     0        0    51005
WATERS CORP                    COM              941848103     1413    19960 SH       DEFINED                     0        0    19960
WATSON PHARMACEUTICALS         COM              942683103     1104    26090 SH       DEFINED                     0        0    26090
XILINX INC                     COM              983919101     3300   123890 SH       DEFINED                     0        0   123890